STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTIONS AND WARRANTS
NOTE 5 – STOCK OPTIONS AND WARRANTS

Stock Options

On December 30, 2009, shareholders authorized the Board of Directors to reserve 2,500,000 shares of its authorized but unissued Common Stock (the “Reserved Shares”) for issuance under the Omagine, Inc. 2003 Stock Option Plan (the “Plan”). On October 14, 2011, the Company registered the Reserved Shares for resale by filing a registration statement with the SEC on Form S-8. On September 12, 2012, the Company filed a post-effective amendment to the registration statement to reflect stock options that had expired or were cancelled, issued or exercised under the Plan subsequent to October 13, 2011. The Plan expires August 31, 2013.

The Plan is designed to attract, retain and motivate employees, directors, consultants and other professional advisors of the Company and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in the Company through the issuance of stock options to purchase shares of the Company’s Common Stock.

The following is a summary of stock option activity under the Plan for the nine months ended September 30, 2011 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	528,000	$1.96	4.58	$207,060
Granted in Q1 2011	-	-	-	-
Exercised in Q1 2011	-	-	-	-
Forfeited / Expired in Q1 2011	-	-	-	-
Outstanding at March 31, 2011	528,000	$1.96	4.33	$1,360
Exercisable at March 31, 2011	404,000	$1.88	3.42	$1,360
Granted in Q2 2011	6,000	$0.85	4.92	-
Exercised in Q2 2011	-	-	-	-
Forfeited / Expired in Q2 2011	-	-	-	-
Outstanding June 30, 2011	534,000	$1.95	4.08	$277,360
Exercisable June 30, 2011	442,000	$1.82	3.67	$277,360
Granted in Q3 2011	-	-	-	-
Exercised in Q3 2011	(150,000	$1.25	-	-
Forfeited/Expired in Q3 2011	-	-	-	-
Outstanding September 30, 2011	384,000	$2.23	5.33	$717,820
Exercisable September 30, 2011	324,000	$2.16	5.00	$629,020

Outstanding at January 1, 2012	344,000	$2.01	5.67	90,360
Granted in Q1 2012	1,994,000	$1.70	0.75	-
Exercised in Q1 2012	-	-	-	-
Forfeited / Expired in Q1 2012	(50,000)	$1.70	-	-
Outstanding at March 31, 2012	2,288,000	$1.75	1.50	$85,860
Exercisable at March 31, 2012	1,256,000	$1.74	1.75	$85,860
Granted in Q2 2012	23,000	$1.70	0.92	-
Exercised in Q2 2012	-	-	-	-
Forfeited / Expired in Q2 2012	-	-	-	-
Outstanding at June 30, 2012	2,311,000	$1.75	1.25	63,160
Exercisable at June 30, 2012	1,293,500	$1.74	1.50	63,160
Granted in Q3 2012	-	-	-	-
Exercised in Q3 2012	-	-	-	-
Forfeited / Expired in Q3 2012	-	-	-	-
Outstanding at September 30, 2012	2,311,000	$1.75	0.92	402,410
Exercisable at September 30, 2012	2,281,000	$1.73	0.92	402,410

On January 2, 2012, pursuant to a resolution of the Board of Directors dated December 8, 2011, the Company granted a total of 1,994,000 stock options (the “January 2012 Options”) to 13 individuals. Such grants of January 2012 Options included the grant of: (i) an aggregate of 1,049,000 January 2012 Options to the Company’s three Officers; (ii) an aggregate of 150,000 January 2012 Options to the Company’s then three independent Directors; (iii) a grant of 750,000 January 2012 Options to the Deputy Managing Director of Omagine LLC who is also a consultant to Omagine and who also holds 160,000 stock options presently exercisable at $1.25 per share and expiring March 31, 2017 which were granted pursuant to a March 2007 consulting agreement expiring on December 31, 2012; (iv) a grant of 10,000 January 2012 Options to a consultant to whom the Company pays $2,000 per month in consulting fees totaling $24,000 and $20,000 during the years ended December 31, 2011 and 2010, respectively (and $18,000 for the nine months ended September 30, 2012) ; and (v) a grant of 5,000 January 2012 Options to the son of the Company’s President for website design services rendered (who was also paid $1,000 for the six months ended June 30, 2012). During the third quarter of 2012, the Company incurred an expense of $30,220 for a sponsorship fee paid to an entity owned by the Deputy Managing Director of Omagine LLC.

On January 31, 2012, 50,000 January 2012 Options previously issued to an independent Director were cancelled in accordance with their terms upon such Director’s resignation. On April 9, 2012 an independent Director died and, pursuant to the Plan, all 50,000 January 2012 Options previously granted to him immediately vested and the expiration date of his January 2012 Options and all other options then held by him was fixed at April 8, 2013. On April 13, 2012, pursuant to a resolution of the Board of Directors, the Company granted a total of 21,000 additional January 2012 Options to 2 individuals (11,000 of which were granted to an individual who is an officer and director) for services rendered. Other than the January 2012 Options of the former independent director that died in April 2012, all January 2012 Options vest 50% on the date of issuance, 50% on July 1, 2012 and expire on December 31, 2012. All January 2012 Options provide for a cashless exercise feature and are exercisable at an exercise price of $1.70 per share.

The approximately $1,701,000 estimated fair value of the 1,994,000 January 2012 Options granted in January 2012 (using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 1 year and 6 month terms [365 days and 184 days], (iii) 161% expected volatility, (iv) 0.10% [1 year term] and 0.04% [6 month term] risk free interest rates) is being expensed evenly over the one year 2012 requisite service period of the January 2012 Options. The approximately $27,302 estimated fair value of the 21,000 January 2012 Options granted in April 2012 (using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 9 month and 6 month terms, (iii) 161% expected volatility, (iv) 0.10% [ 9 month term] and 0.04% [6 month term] risk free interest rates) is being expensed evenly over the requisite 2012 service period of the January 2012 Options.

A summary of the status of the Company’s non-vested shares as of September 30, 2011 and 2012, and changes during the periods then ended is as presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2011	124,000	$2.25	7.33
Granted in Q1 2011	-	-	-
Vested in Q1 2011	-	-	-
Nonvested shares at March 31, 2011	124,000	$2.25	7.08
Granted in Q2 2011	6,000	$0.85	4.92
Vested in Q2 2011	(38,000)	$1.19	5.67
Nonvested shares at June 30, 2011	92,000	$2.60	7.25
Granted in Q3 2011	-	-	-
Vested in Q3 2011	(32,000)	$2.60	6.75
Nonvested shares at September 30, 2011	60,000	$2.60	7.08

Nonvested shares at January 1, 2012	60,000	$2.60	6.75
Granted in Q1 2012	1,994,000	$1.70	1.00
Forfeited / Expired in Q1 in 2012	(50,000)	$1.70	0.92
Vested in Q1 2012	(972,000)	$1.70	1.00
Nonvested shares at March 31, 2012	1,032,000	$1.75	1.08
Granted in Q2 2012	23,000	$1.70	0.92
Vested in Q2 2012	(37,500)	$1.70	0.75
Nonvested shares at June 30, 2012	1,017,500	$1.75	0.83
Granted in Q3 2012	-
Vested in Q3 2012	(987,500)	$1.73	0.42
Nonvested shares at September 30, 2012	30,000	$2.60	6.08

Stock options outstanding as of September 30, 2012 (all non-qualified) consist of:

Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007		160,000	160,000	$1.25	March 31, 2017
2007		12,000	12,000	$4.50	October 29, 2012
2008		6,000	6,000	$4.00	December 31, 2012
2008	(A)	150,000	120,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		4,000	4,000	$0.51	June 30, 2015
2011		6,000	6,000	$0.85	May 16, 2016
2012		1,965,000	1,965,000	$1.70	December 31, 2012
2012		2,000	2,000	$1.70	April 12, 2017

Totals		2,311,000	2,281,000

(A)	The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

The following table summarizes information about stock options outstanding at September 30, 2012:

	Stock Options Outstanding			Exercisable

Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	10,000	$0.71	3.33	10,000	$0.71
$1.01 - $2.00	2,127,000	1.67	0.58	2,127,000	1.67
$2.00 - $3.00	156,000	2.60	5.83	126,000	2.60
$4.00 - $5.00	18,000	4.33	0.17	18,000	4.33
Totals	2,311,000	$1.75	0.92	2,281,000	$1.73

As of September 30, 2012, there was $493,335 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $440,269 in 2012 and $53,066 in 2013.

Warrants

The Company conducted a rights offering between February 24, 2012 and March 30, 2012 for the sole benefit of its shareholders. The rights offering entitled shareholders to subscribe for up to 3,181,837 shares of the Company’s common stock at a subscription price of $1.25 per share. A total of 1,014,032 shares were subscribed for in the rights offering. Of the $1,267,540 total proceeds from the rights offering, $731,639 of such proceeds (representing 585,311 shares) was collected in cash and $535,901 of such proceeds (representing 428,721 shares) was satisfied through the reduction of debt (including $506,750 of such debt due to Company officers and directors).

Simultaneously with the rights offering the Company also distributed a total of 6,363,674 common stock purchase warrants (“Warrants “) to common stockholders of record on February 24, 2012. 3,181,837 Warrants are exercisable into common stock at an exercise price of $5.00 per share and 3,181,837 Warrants are exercisable into common stock at an exercise price of $10.00 per share. The Company did not distribute Warrants to certain of its shareholders who were residents of California (the “California Shareholders”) because the registration and/or qualification in California of the Warrants and the common stock underlying the Warrants has not yet been approved by the California Department of Corporations (the “California Approval”). Subject to the receipt of the California Approval, the Company intends to distribute an additional 58,450 Warrants (29,225 $5 Warrants and 29,225 $10 Warrants) to the California Shareholders. The Warrants expire on December 31, 2013 unless, upon a 30 day prior notice to the Warrant holders, they are redeemed earlier by the Company. The Warrants do not contain any anti-dilution provisions and may be exercised only for whole shares of Common Stock. The Warrant Exercise Prices and the number of shares of Common Stock that the Company must issue upon exercise of Warrants shall not be subject to adjustment for any reason, including but not limited to, any combinations or subdivisions of Common Stock or any dividend, reclassification, reorganization, merger or spin off.

NOTE 5 – STOCK OPTIONS

On December 30, 2009, shareholders authorized the Board of Directors to reserve 2,500,000 shares of Common Stock for issuance under the Omagine, Inc. 2003 Stock Option Plan (the “Plan”). On October 14, 2011, the Company registered for resale the 2.5 million shares of its Common Stock reserved for issuance under the Plan by filing a registration statement with the SEC on Form S-8. The S-8 registration statement did not increase either the total number of shares outstanding or the number of shares reserved for issuance under the Plan. The adoption of the Plan was approved by the Board of Directors in March 2004 and ratified by the Company’s shareholders on September 1, 2004 and on October 14, 2011. The Plan expires August 31, 2013.

The Plan is designed to attract, retain and motivate employees, directors, consultants and other professional advisors of the Company and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in the Company through the issuance of stock options to purchase shares of the Company’s Common Stock.

The following is a summary of stock option activity under the Plan for the year ended December 31, 2011 and 2010:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2010	530,000	$2.01	5.58	$-
Granted in 2010	4,000	0.51
Exercised in 2010	-	-
Forfeited in 2010	(6,000)	5.00
Outstanding at December 31, 2010	528,000	$1.96	4.58	$207,060
Granted in 2011	6,000	0.85
Exercised in 2011	(150,000)	1.25
Forfeited in 2011	(40,000)	4.10
Outstanding at December 31, 2011	344,000	$2.01	5.67	$13,860

Vested and exercisable at December 31, 2010	404,000	$1.88	3.67	$186,260
Vested and exercisable at December 31, 2011	284,000	$1.88	5.42	$13,860

The weighted average fair value of each option granted during the years ended December 31, 2011 and 2010, estimated as of the grant date using the Black-Scholes option-pricing model, was $0.63 per option (using the following assumptions: (i) $.85 share price, (ii) 5 year term, (iii) 100% volatility and 1.83% risk free interest rate) and $0.38 per option (using the following assumptions: (i) $.51 share price, (ii) 5 year term, (iii) 100% volatility and 1.79% risk free interest rate), respectively.

A summary of the status of the Company’s non-vested shares as of December 31, 2011 and 2010, and changes during the years ended is as presented below:
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (in years)
Nonvested shares at January 1, 2010	190,000	$2.16	8.25
Granted	4,000	0.51	5.00
Vested	(70,000)	1.90	6.67
Nonvested shares at December 31, 2010	124,000	$2.25	7.33
Granted	6,000	0.85	5.00
Vested	(70,000)	1.83	5.75
Nonvested shares at December 31, 2011	60,000	$2.60	6.75

Stock options outstanding at December 31, 2011 (all non-qualified) consist of:

Year		Number	Number	Exercise
Granted		Outstanding	Exercisable	Price	Expiration Date

2007		160,000	160,000	$1.25	March 31, 2017
2007		12,000	12,000	$4.50	October 29, 2012
2008		6,000	6,000	$4.00	December 31, 2012
2008	(A)	150,000	90,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		4,000	4,000	$0.51	June 30, 2015
2011		6,000	6,000	$0.85	May 16, 2016
Totals		344,000	284,000

(A)	The 60,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 each on September 24, 2012 and 2013.

The following table summarizes information about stock options outstanding at December 31, 2011:

	Stock Options Outstanding			Exercisable
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
Range of Exercise Prices
$0.50 - $1.00	10,000	$0.71	4.05	10,000	$0.71
$1.01 - $2.00	160,000	1.25	5.25	160,000	1.25
$2.00 - $3.00	156,000	2.60	6.56	96,000	2.60
$4.00 - $5.00	18,000	4.33	0.89	18,000	4.33
Totals	344,000	$2.01	5.67	284,000	$1.88

As of December 31, 2011, there was $128,513 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $75,447 in 2012 and $53,066 in 2013.